Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 6,144	$ 5,756	$ 5,092
Less accumulated depreciation	(4,251)	(3,515)	(2,578)
Total property and equipment, net	1,893	2,241	2,514
Lab Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	4,088	3,748	3,166
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,710	1,710	1,710
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	206	158	144
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 140	$ 140	$ 72